Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Statement of IFRS compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), which includes all standards issued by the International Accounting Standards Board (“IASB”) and related interpretations issued by the IFRS Interpretations Committee.

Explanation of measurement bases used in preparing financial statements
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that have been measured at amortized cost, fair value through other comprehensive income or profit or loss.

Functional currency
All amounts included in the consolidated financial statements are reported in thousands of U.S. dollars (U.S. $ in thousands) except where otherwise stated. Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Segment reporting
The Group operates as a single cash-generating unit (“CGU”) and as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker. The Group's chief operating decision makers are the Group's Co-Chief Executive Officers, who review operating results to make decisions about allocating resources and assessing performance based on consolidated financial information. Accordingly, the Group has determined it operates in one operating segment.

Principles of consolidation
Principles of consolidation
The consolidated financial statements incorporate the assets and liabilities and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Foreign currency translation
Foreign currency translation
The Group's consolidated financial statements are presented using the U.S. dollar, which is the Company's functional currency. The Group determines the functional currency for each entity in accordance with International Accounting Standard (“IAS”) 21, The Effects of Changes in Foreign Exchange Rates, based on the currency of the primary economic environment in which each subsidiary operates, and items included in the financial statements of such entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at each reporting date.
All differences arising on settlement or translation of monetary items are recorded in other non-operating income (expense), net on the consolidated statements of operations, with the exception of monetary items that are designated as part of the Group's net investment in foreign operations. These differences on translation of the foreign operations account are recognized in other comprehensive income until the net investment is disposed.
Certain non-monetary items, such as property and equipment, which are measured at historical cost in a foreign currency, are translated using the exchange rates as of the dates of the initial transactions. Certain non-monetary items initially measured at fair value in a foreign currency, such as intangible assets, are translated using the exchange rates as of the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income (or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).
Group companies
Upon consolidation, assets and liabilities of foreign operations are translated into U.S. dollars at the rate of exchange prevailing at the reporting date and their income statements are translated at average exchange rates. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at each reporting date.

Revenue recognition
Revenue recognition
The Group primarily derives revenues from subscription, maintenance, perpetual license, and training and other services.
Revenue is recognized in line with the requirements as stated in IAS 18, Revenue, when evidence of an arrangement exists, delivery has occurred, the risks and rewards of ownership have been transferred to the customer, the amount of revenue and associated costs can be measured reliably, and collection of the related receivable is probable. In the absence of industry-specific software revenue recognition guidance under IFRS, the Group refers to GAAP when establishing policies related to revenue recognition. The Group's revenue recognition policy considers the guidance provided by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software Revenue Recognition, and FASB ASC Subtopic 605-25, Multiple-Element Arrangements, where applicable, as authorized by IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors.
If, at the outset of an arrangement, revenue cannot be measured reliably, revenue recognition is deferred until the arrangement fee becomes due and payable by the customer. Additionally, if, at the outset of an arrangement, it is determined that collectability is not probable, revenue recognition is deferred until the earlier of when collectability becomes probable or payment is received. The Group enters into arrangements directly with end users as well as indirectly through value-added resellers (e.g., “channel partners”). Revenue recognition for indirect customers is the same as for direct customers as the terms of sale are substantially the same.
Subscription revenue
Subscription revenue represents fees earned from subscription-based arrangements for: (1) cloud-based services for providing customers the right to use software in a cloud-based-infrastructure provided by the Group, where the customer does not have the right to terminate the hosting contract and take possession of the software without significant penalty; and (2) software licensed for a specified period, in which fees for support and maintenance are bundled with the license fee over the entire term of the license period. Subscription-based arrangements generally have a contractual term of one to twelve months. Subscription revenue is recognized ratably as the services are performed, commencing with the date the service is made available to customers and all other revenue recognition criteria have been satisfied.
Maintenance revenue
Maintenance revenue represents fees earned from providing customers unspecified future updates, upgrades and enhancements and technical product support for perpetual license products on an if and when available basis. The first year of maintenance is purchased concurrently with the purchase of perpetual licenses, and subsequent renewals extend for an additional year in most cases. Maintenance services are priced as a percentage of the total product sale, and a substantial majority of customers elect to renew software support contracts annually at standard list maintenance renewal pricing. Maintenance revenue is recognized ratably over the term of the support period.
Perpetual license revenue
Perpetual license revenue represents fees earned from the license of software to customers for use on the customer's premises. Software is licensed on a perpetual basis, subject to a standard licensing agreement. The Group recognizes revenue on the license portion of perpetual license arrangements on the date of product delivery in substantially all situations.
Other revenue
Other revenues include fees received for sales of third-party apps in the Group's online marketplace, Atlassian Marketplace, and for training services. Revenue from the sale of third-party vendor products via Atlassian Marketplace is recognized net of the vendor liability portion as the Group functions as an agent in the relationship. The Group's revenue portion is recognized on the date of product delivery given that the Group has no future obligations. Revenue from training is recognized as delivered or as the rights to receive training expire.
Multiple-element arrangements
Many of the Group's arrangements include purchases of both software related products and services. For these software related multiple-element arrangements, the Group applies the residual method to determine the amount of software license revenue to be recognized. The Group first allocates fair value to elements of a software related multiple-element arrangement based on its fair value as determined by vendor specific objective evidence (“VSOE”), with any remaining amount allocated to the software license. The Group determines VSOE based on its historical pricing for a specific product or service when sold separately and when a substantial majority of the selling prices for these services fall within a narrow range.
Cloud-based arrangements may be purchased alongside other services that are intended to be used with the cloud offering. Such arrangements are considered to be non-software multiple-element arrangements. The Group accordingly allocates revenue to each element considered to be a separate unit of accounting using the relative selling prices of each unit.
The relative selling price for each element is based upon the following selling price hierarchy: VSOE if available, third-party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE are available. Historically, the Group has established VSOE for all non-software elements using the same methodology applied to software-related elements, as a substantial majority of the selling prices for these elements fall within a narrow range when sold separately.
If the Group enters into an arrangement with both software and non-software deliverables, the Group will first allocate the total arrangement consideration based on the relative selling prices of the software group of elements as a whole and the non-software elements. The Group then further allocates consideration within the software group in accordance with the residual method described above.
The revenue amount allocated to each element is recognized when the revenue recognition criteria described above have been met for the respective element.

Taxation
Taxation
Current tax
Current income tax assets and/or liabilities comprise amounts expected to be recovered or paid to Her Majesty's Revenue & Customs, the Australian Taxation Office, the United States Internal Revenue Service and other fiscal authorities relating to the current or prior reporting periods, which are unpaid at each reporting date. Current tax is payable on taxable income that differs from the consolidated statements of operations in the financial statements due to permanent and temporary timing differences. The calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax liabilities are generally provided for in full.
Deferred tax assets are recognized to the extent that they are expected to reverse in the foreseeable future and it is probable that they will be able to be utilized against future taxable income, based on the Group's forecast of future operating results. Deferred tax assets are adjusted for significant non-taxable income, expenses and specific limits on the use of any unused tax loss or credit. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates and in accordance with laws that are expected to apply to their respective period of realization, provided the tax rates and laws are enacted or substantively enacted by the end of the reporting period. The carrying amount of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized.
Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statements of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax
Deferred tax
The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax liabilities are generally provided for in full.
Deferred tax assets are recognized to the extent that they are expected to reverse in the foreseeable future and it is probable that they will be able to be utilized against future taxable income, based on the Group's forecast of future operating results. Deferred tax assets are adjusted for significant non-taxable income, expenses and specific limits on the use of any unused tax loss or credit. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates and in accordance with laws that are expected to apply to their respective period of realization, provided the tax rates and laws are enacted or substantively enacted by the end of the reporting period. The carrying amount of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized.
Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statements of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Share-based payments
Share-based payments
Employees of the Group receive, in part, remuneration for services rendered in the form of share-based payments, which are considered equity-settled transactions. The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. The share-based payment expense for each reporting period reflects the movement in cumulative expense recognized at the beginning and end of that period. The Group follows the accelerated method of expense recognition for share-based awards, as the awards vest in tranches over the vesting period.
The estimation of share awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts will be recorded as a cumulative adjustment in the period the estimates are revised. Actual results, and future changes in estimates, may differ substantially from current estimates.
If an equity-settled award is cancelled, it is treated as if it had forfeited on the date of cancellation, and any expense previously recognized for unvested shares is immediately reversed.

Leases
Leases
The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.
Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases. Expenses incurred in operating leases (net of any incentives received from the lessor) are recognized on a straight-line basis over the term of the lease. Operating lease incentives are recognized as a liability when received and subsequently reduced by allocating lease payments between rental expense and a reduction of the liability.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at the acquisition date fair value and the amount of any non-controlling interest in the acquiree. Settlements of pre-existing relationships are not included in the consideration transferred and are recognized in the consolidated statements of operations. Identifiable assets acquired and liabilities assumed in a business combination are measured at their fair values at the acquisition date. Upon acquisition, the Group recognizes any non-controlling interests in the acquiree either at fair value or at the proportionate share of the acquiree's identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses. Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value at the date of exchange.

Goodwill
Goodwill
Goodwill is initially measured at cost, which is the excess of the aggregate of the consideration transferred and the amount recognized for the non-controlling interest over the net identifiable assets acquired and liabilities assumed.
If this consideration is lower than the fair value of the net of these assets acquired and liabilities assumed, the difference is recognized in the consolidated statements of operations. After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the Group's CGU that is expected to benefit from the combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks, short-term deposits and low-risk, highly liquid investments with original maturities of three months or less when initially recorded. Cash equivalents also include amounts due from third-party credit card processors as they are both short-term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.

Current versus non-current classification
Current versus non-current classification

The Group presents assets and liabilities in the consolidated statements of financial position based on current or non-current classification. An asset is current when it is: expected to be realized within twelve months after the reporting period; or cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.

Trade receivables
Trade receivables
Trade receivables are initially recognized at fair value, less a provision for impairment. Trade receivables are unsecured and substantially all are due for settlement within 30 days of recognition. They are presented as current assets unless collection is not expected for more than 12 months after the reporting date.
Collectability of trade receivables is reviewed on an ongoing basis. Debts that are known to be uncollectible are written off by reducing the carrying amount directly.
The amount of the impairment loss is recognized within general and administrative expense. When a trade receivable for which an impairment allowance had been recognized becomes uncollectible in a subsequent period, it is written off against an allowance account. Subsequent recoveries of amounts previously written off are credited against other expenses in the consolidated statements of operations.

Financial assets
Financial assets
Classification
The Group classifies its financial assets in the following categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The Group determines the classification of its financial assets at initial recognition with the classification dependent on the business model for managing the financial assets and the contractual cash flow characteristics of the assets. Management evaluates the business model for managing its financial assets at the end of each reporting period.
Recognition and derecognition
Purchases and sales of financial assets are recognized on the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. Fair value changes that have been recognized in other comprehensive income are recycled to profit or loss upon sale of the financial asset.
Measurement
At initial recognition, for financial assets not at fair value through profit or loss, the Group measures the assets at its purchase price plus transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the consolidated statements of operations.
Subsequently, financial assets are carried at fair value or amortized cost less impairment. Financial assets classified at amortized cost are measured using the effective interest method.
Impairment
The Group measures loss allowances on its financial assets at an amount equal to lifetime expected credit losses (“ECLs”), except for securities that are determined to have low credit risk at the reporting date and other securities and bank balances for which credit risk has not increased significantly since initial recognition, which are measured as 12-month ECLs. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument. 12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months following the reporting date.
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. For debt securities measured at fair value through other comprehensive income, the loss allowance is charged to profit or loss and is recognized in other comprehensive income.

ECLS are a probability-weighted estimate of the difference in the present value of contractual cash flows and the present value of cash flows that the Group expects to receive.
The changes in the loss allowance balance are recognized as an impairment loss in the consolidated statements of operations. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recorded in the consolidated statements of operations.

Fair value estimation
Fair value estimation
The fair value of financial assets and financial liabilities are estimated for recognition and measurement or for disclosure purposes. The fair value of financial instruments traded in active markets is based on quoted market prices as of the consolidated statements of financial position date. The quoted market price used for financial assets held by the Group is the current bid price.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing as of the consolidated statements of financial position date. Other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.
The carrying value, less any impairment provision of trade receivables and payables, is assumed to approximate the fair value due to their short-term nature. The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

Property and equipment
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the assets. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are expensed as incurred.
Depreciation is calculated using the straight-line method to allocate the cost over the estimated useful lives or, in the case of leasehold improvements and certain leased equipment, the remaining lease term if shorter. The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years

Research and development
Research and development
Research and development includes the employee and hardware costs incurred for the development of new products, enhancements and updates of existing products and quality assurance activities. These costs incurred internally for the development of computer software are capitalized only when technological feasibility has been established for the solution. To establish technological feasibility, the Group must demonstrate it intends to complete development and the solution will be available for sale or internal use, it is probable the solution will generate future economic benefits, and the Group has the ability to reliably measure the expenditure attributable to the solution during its development. The Company has not capitalized any research and development costs.

Intangible assets
Intangible assets
Intangible assets acquired separately or in a business combination are initially measured at cost. The cost of an intangible asset acquired in a business combination is its fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost, net of accumulated amortization.
The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over their useful life using the straight-line method. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least annually at each fiscal year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for prospectively by changing the amortization period or method, as appropriate, which is a change in an accounting estimate. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of operations in the expense category, consistent with the function of the intangible asset.
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 7 years
Customer relationships	2 - 4 years
Acquired developed technology	3 - 10 years

Impairment of goodwill, intangible assets and long-lived assets
Impairment of goodwill, intangible assets and long-lived assets
Goodwill is tested for impairment annually during the fourth quarter of the Group's fiscal year and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the CGU. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Intangible assets are tested for impairment annually, during the fourth quarter, and when circumstances indicate that the carrying value may be impaired. When the recoverable amount of an intangible asset is less than its carrying amount, an impairment loss is recognized.
The residual values and useful lives of long-lived assets are reviewed at the end of each reporting period and adjusted if appropriate. An asset's carrying amount is written down immediately to its recoverable amount if the asset's carrying amount is greater than its estimated recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used.

Financial liabilities
Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities held for trading, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, exchangeable senior notes (the “Notes”) and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification. Financial liabilities classified as held for trading, including derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships are recognized at fair value. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the consolidated statements of operations.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method (“EIR”). Gains and losses are recognized in the consolidated statements of operations when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Provisions and accrued liabilities
Provisions and accrued liabilities
Provisions and accrued expenses are recognized when the Group has a present obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount has been reliably estimated. Provisions are not recognized for future operating losses.
Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the end of each reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as finance costs.

Shareholders' equity
Shareholders' equity
Preference, ordinary and restricted shares are classified as equity. When the Group purchases its own equity instruments, for example as the result of a share buyback or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the owners of the Company as treasury shares, until the shares are cancelled or reissued. When such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Company.

Dividends
Dividends
Provision is made for any dividend declared, being appropriately authorized and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.

Royalties	Royalties Royalties payable are recognized as an expense on an accruals basis in accordance with the applicable royalty agreement.
New accounting standards not yet adopted
New accounting standards not yet adopted
IFRS 15, Revenue from Contracts with Customers, was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to customers.
The new revenue standard supersedes all current revenue recognition requirements under IFRS. Either a full retrospective application or modified retrospective application is required for annual periods beginning on or after January 1, 2018. The standard is applicable for our fiscal year ending June 30, 2019. We have assessed the new standard, including completing our contract reviews and evaluation of the incremental costs of obtaining a contract. Based on our assessment, we will be adopting the requirements of the new standard in the first quarter of fiscal 2019, utilizing the full retrospective method of transition.
The primary impact of adopting the new standard relates to our on-premises term-based licenses, as under IFRS 15, the requirement to have vendor specific objective evidence (VSOE) for undelivered elements is eliminated. Our term-based licenses include the delivery of software and support services as well as unspecified future updates. Under our current policies, we recognize revenue for these contracts ratably over the life of the service period. In contrast, under IFRS 15, we will estimate the standalone selling price associated with the software license and the support services separately and recognize license revenue upon delivery of the initial software at the outset of the arrangement. Upon adoption, unused maintenance upon server product upgrades will be allocated between maintenance, perpetual license and other revenue. Under our current policy it is allocated in-full to perpetual license revenue.

The impact of adopting the new standard as it relates to the incremental costs of obtaining a contract was not material to our fiscal 2018 and fiscal 2017 financial statements.
Select consolidated statements of operations line items which reflect the adoption of IFRS 15 are as follows:

	Year ended June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Revenues:
Subscription	$403,214	$7,480	$410,694
Maintenance	325,898	613	326,511
Perpetual license	85,481	(2,310)	83,171
Other	59,357	1,245	60,602
Total revenues	873,950	7,028	880,978
Total operating expenses	755,008	(675)	754,333
Operating loss	(53,748)	7,703	(46,045)
Income tax expense	(53,507)	(1,794)	(55,301)
Net loss	$(119,341)	$5,909	$(113,432)

	Year ended June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Revenues:
Subscription	$242,128	$7,695	$249,823
Maintenance	265,521	(1,068)	264,453
Perpetual license	74,565	(507)	74,058
Other	37,722	628	38,350
Total revenues	619,936	6,748	626,684
Total operating expenses	563,861	(504)	563,357
Operating loss	(63,086)	7,252	(55,834)
Income tax benefit	17,148	(2,197)	14,951
Net loss	$(42,504)	$5,055	$(37,449)
Select consolidated statements of financial position line items, which reflect the adoption of IFRS 15 are as follows:

	As of June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$28,219	$1,576	$29,795
Non-current assets:
Deferred tax assets	64,662	(5,442)	59,220
Other non-current assets	112,221	1,180	113,401
Current liabilities:
Deferred revenue	340,834	(16,440)	324,394
Non-current liabilities:
Deferred tax liabilities	12,051	109	12,160
Deferred revenue	19,386	(909)	18,477
Equity
Accumulated deficit	$(142,570)	$14,554	$(128,016)

	As of June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$23,317	$822	$24,139
Non-current assets:
Deferred tax assets	188,239	(3,341)	184,898
Other non-current assets	9,269	778	10,047
Current liabilities:
Deferred revenue	245,306	(10,541)	234,765
Non-current liabilities:
Deferred tax liabilities	43,950	416	44,366
Deferred revenue	10,691	(261)	10,430
Equity
Accumulated deficit	$(23,229)	$8,645	$(14,584)

Adoption of the standard related to revenue recognition had no impact to cash provided by or used in operating, financing, or investing activities on our consolidated cash flows statements.
In January 2016, the IASB issued IFRS 16, Leases, which supersedes the existing leases standard, IAS 17, Leases, and related interpretations. The standard introduces a single lessee accounting model and requires a lessee to recognize all leases with a term of more than 12 months, as assets and liabilities on its statement of financial position. The standard also contains enhanced disclosure requirements for lessees and is effective for the Group beginning for its fiscal year ending June 30, 2020, though early adoption is permitted for companies that early adopt IFRS 15. The Group is currently evaluating the impact of adopting the standard on its consolidated financial statements.